Marketable Securities: (Tables)	9 Months Ended
Sep. 30, 2014
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.          Marketable Securities:

	September 30,	December 31,
	2014	2013
Fair value at beginning of year	$318,442	$723,449
Dispositions, at cost	-	(12,500)
Realized loss	-	4,039
Unrealized loss	(47,241)	(396,546)
Fair value at balance sheet date	$271,201	$318,442